   As filed with the U.S. Securities and Exchange Commission on April 25, 2007

                                                 File Nos. 33-61542 and 811-7662

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                       Pre-Effective Amendment No.___ [ ]

                       Post-Effective Amendment No. 42 [X]
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 [X]

                              Amendment No. 42 [X]

                           U.S. GLOBAL ACCOLADE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                  7900 Callaghan Road, San Antonio, Texas 78229
               (Address of Principal Executive Offices) (Zip Code)

                                 (210) 308-1234
              (Registrant's Telephone Number, Including Area Code)

                           Frank E. Holmes, President
                           U.S. Global Accolade Funds
                               7900 Callaghan Road
                            San Antonio, Texas 78229
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of rule 485
[X]   on May 25, 2007 pursuant to paragraph (b) of rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of rule 485
[ ]   on (date) pursuant to paragraph (a)(1) of rule 485
[ ]   75 days after filing pursuant to paragraph (a)(2) of rule 485
[ ]   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[X]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           U.S. GLOBAL ACCOLADE FUNDS

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A for U.S. Global Accolade Funds ("Registrant") incorporates by reference the Prospectus and Statement of Additional Information that are contained in the Registrant's Post-Effective Amendment No. 32, which was filed with the Securities and Exchange Commission on August 23, 2006. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 32 to May 25, 2007.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the city of San Antonio, State of Texas, on this 25 day of April, 2007.

                                      U.S. GLOBAL ACCOLADE FUNDS

                                      /s/ Frank E. Holmes
                                      -----------------------------------------
                                      Frank E. Holmes
                                      President, Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 39 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                              Title                                                      Date
------------                                           --------                                                 ---------
/s/Frank E. Holmes                                     Trustee, President and Chief Executive Officer      April 25, 2007
--------------------------------                       Chief Investment Officer
Frank E. Holmes

*/s/ J. Michael Belz                                   Trustee                                             April 25, 2007
--------------------------------
J. Michael Belz

*/s/ Richard E. Hughs                                  Trustee                                             April 25, 2007
--------------------------------
Richard E. Hughs

*/s/ Clark R. Mandigo                                  Trustee                                             April 25, 2007
--------------------------------
Clark R. Mandigo

*/s/ Catherine A. Rademacher                           Treasurer                                           April 25, 2007
----------------------------------------
Catherine A. Rademacher

* /s/ Susan B. McGee
----------------------------------------
Susan B. McGee, Attorney-in-Fact under
Power of Attorneys Dated December 18,1998
and October 30, 2006 (for Catherine A. Rademacher only)